Transactions with Related Parties, textual (Details)	5 Months Ended	12 Months Ended
	May 30, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2020 USD ($)	Jun. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Due to related parties, current		$ 484,000	$ 85,000
Income / (loss) from Investments		(1,110,000)	(1,583,000)	$ 14,000
Noncash or Part Noncash Acquisition, Investments Acquired		2,474,000	0	0
Investments and Other Noncurrent Assets		0	1,680,000
Cash dividends on preferred stock		5,769,000	5,769,000	5,769,000
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Stock, Redemption Amount					$ 1,500,000
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		1,854,000	2,032,000	2,253,000
Due to related parties, current		$ 54,000	30,000
Performance Shipping Inc [Member] | Nonredeemable Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues | shares	100
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01
Noncash or Part Noncash Acquisition, Investments Acquired	$ 3,000,000
Preferred Stock Voting Rights	Each share of the Series C Preferred Stock entitled the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates would not exceed 49.0%, on all matters submitted to a vote of the stockholders ofPerformance Shipping.
Preferred Stock Number Of Voting Rights	250,000
Noncash or Part Noncash Acquisition, Interest Acquired	49.00%
Investments and Other Noncurrent Assets			1,500,000	3,000,000
Performance Shipping Inc [Member] | Loan Receivable Second Amendment Agreement [Member]
Related Party Transaction [Line Items]
Loan receivable, related parties						$ 42,617,000
Performance Shipping Inc [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Debt Instrument, Issuance Date		Jun. 30, 2017
Loan receivable, related parties						82,617,000
Interest income from loan with Performance Shipping Inc.				7,055,000
Interest-bearing discount premium payable on the termination date						$ 5,000,000
Amortization of debt discount premium				$ 5,000,000
Performance Shipping Inc [Member] | First Twelve Months [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Performance Shipping Inc.				6.00%
Performance Shipping Inc [Member] | Until Full Repayment [Member] | Loan Receivable Refinance [Member]
Related Party Transaction [Line Items]
Fixed interest rate from agreement with Performance Shipping Inc.				9.00%
Steamship Shipbroking Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 2,653,000	1,998,000	$ 1,850,000
Commercial fees to related party		576,000
Due to related parties, current		$ 0	$ 0